Subsequent Events (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended
	Jan. 31, 2015	Feb. 17, 2015	Dec. 31, 2014	Feb. 20, 2014	Feb. 05, 2015
Subsequent Event [Line Items]
Partnership facility limit increase			$ 1,000,000,000	$ 1,000,000,000
Subsequent Event
Subsequent Event [Line Items]
Partnership facility limit increase					1,500,000,000
Subsequent Event | LPC Crude Oil Marketing LLC
Subsequent Event [Line Items]
Total purchase price	100,000,000
EMH Drop Down | Midstream Holdings | Affiliated Entity | Subsequent Event | Acacia
Subsequent Event [Line Items]
Ownership Percentage		25.00%
EMH Drop Down | Midstream Holdings | Affiliated Entity | Subsequent Event | EnLink Midstream Holdings, LP
Subsequent Event [Line Items]
Ownership Percentage		75.00%
EMH Drop Down | EnLink Midstream LP | Midstream Holdings | Affiliated Entity | Subsequent Event | EnLink Midstream Holdings, LP | Acacia
Subsequent Event [Line Items]
Percentage of Voting Interests Acquired		25.00%
Equity Interests Issued and Issuable		925,000,000
Class D Common Unit | EMH Drop Down | EnLink Midstream LP | Midstream Holdings | Affiliated Entity | Subsequent Event | EnLink Midstream Holdings, LP | Acacia
Subsequent Event [Line Items]
Total units exchanged		31.6